Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class I
Trading Symbol	FIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $9,594 $9,553 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 7.66% 1.18% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class C
Trading Symbol	FIAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,559 $9,423 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 5.60% 0.19% Class C 6.60% 0.19% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class I
Trading Symbol	FAPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,001 $10,404 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.79% 4.10% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class A
Trading Symbol	FIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,202 $9,137 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) 3.09% -0.79% Class A (without 4.00% sales charge) 7.38% 0.92% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class A
Trading Symbol	FAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,845 $10,221 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 3.99% 3.24% Class A (without 1.50% sales charge) 5.58% 3.90% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Sustainable Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Class Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Trading Symbol	FIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, security selection was the key contributor to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, choices among asset-backed securities made a notable contribution to the relative result, led by fund holdings in collateralized loan obligations.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Sustainable Investment Grade Bond Fund $10,000 $9,778 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,772 Bloomberg U.S. Aggregate Bond Index $10,000 $9,768 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Investment Grade Bond Fund 7.42% 3.82% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 3.66% Bloomberg U.S. Aggregate Bond Index 7.30% 3.65% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,246,880
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$8,246,880
Number of Holdings	126
Total Advisory Fee	$0
Portfolio Turnover	405%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.7 AAA 3.1 AA 0.8 A 10.4 BBB 13.0 BB 0.2 Not Rated 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.9 Corporate Bonds 24.4 U.S. Government Agency - Mortgage Securities 21.8 Asset-Backed Securities 6.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Grand Cayman (UK Overseas Ter) 6.1 Canada 0.7 China 0.4 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 32.5 US Treasury Bonds 11.3 Uniform Mortgage Backed Securities 9.3 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.9 RR 28 LTD / RR 28 LLC 3.1 Allegro Clo Xii Ltd 3.0 Bank of America Corp 1.6 Morgan Stanley 1.4 Freddie Mac Gold Pool 1.2 73.4
Fidelity Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Index Fund
Class Name	Fidelity® Short-Term Bond Index Fund
Trading Symbol	FNSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 3,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2017 through August 31, 2024. Initial investment of $10,000. Fidelity® Short-Term Bond Index Fund $10,000 $9,969 $10,565 $11,052 $11,073 $10,427 $10,551 $11,255 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $9,990 $10,586 $11,086 $11,122 $10,472 $10,596 $11,303 Bloomberg U.S. Aggregate Bond Index $10,000 $9,938 $10,949 $11,658 $11,648 $10,307 $10,184 $10,927 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Short-Term Bond Index Fund 6.68% 1.27% 1.74% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.80% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.30% A From October 18, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,772,790,791
Holdings Count | shares	1,262
Advisory Fees Paid, Amount	$ 732,285
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,772,790,791
Number of Holdings	1,262
Total Advisory Fee	$732,285
Portfolio Turnover	80%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 67.5 AAA 3.3 AA 2.9 A 13.4 BBB 12.2 BB 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 65.3 Corporate Bonds 28.7 U.S. Government Agency Obligations 2.2 Supranational Obligations 2.0 Foreign Government and Government Agency Obligations 1.3 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 90.5 Multi-national 2.1 Canada 1.7 United Kingdom 1.6 Japan 1.2 Germany 0.6 Australia 0.4 Spain 0.3 Ireland 0.2 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 65.3 Bank of America Corp 1.0 Fannie Mae 0.9 JPMorgan Chase & Co 0.8 Morgan Stanley 0.8 Federal Home Loan Bank 0.7 HSBC Holdings PLC 0.7 Goldman Sachs Group Inc/The 0.6 Asian Development Bank 0.6 International Bank for Reconstruction & Development 0.5 71.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z
Trading Symbol	FAPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,003 $10,411 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.84% 4.15% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity® Sustainable Low Duration Bond Fund
Trading Symbol	FAPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainable Low Duration Bond Fund $10,000 $10,001 $10,404 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Low Duration Bond Fund 5.79% 4.10% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class M
Trading Symbol	FAPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,850 $9,845 $10,224 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 1.50% sales charge) 4.01% 3.26% Class M (without 1.50% sales charge) 5.60% 3.92% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class C
Trading Symbol	FANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,957 $10,253 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.71% 3.02% Class C 4.71% 3.02% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,475,941
Holdings Count | shares	267
Advisory Fees Paid, Amount	$ 53,128
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.8 AAA 10.9 AA 1.7 A 26.7 BBB 30.6 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.1 U.S. Treasury Obligations 25.8 Asset-Backed Securities 10.6 Other Investments 0.9 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 Canada 6.5 Netherlands 0.8 China 0.8 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.8 General Motors Financial Co Inc 2.0 Morgan Stanley 1.9 Bank of America Corp 1.9 Goldman Sachs Group Inc/The 1.7 Equitable Financial Life Global Funding 1.7 Capital One Financial Corp 1.6 Wells Fargo & Co 1.6 Hyundai Capital America 1.6 JPMorgan Chase & Co 1.3 41.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainability Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainability Bond Index Fund
Class Name	Fidelity® Sustainability Bond Index Fund
Trading Symbol	FNDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 11,000) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 19, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainability Bond Index Fund $10,000 $10,076 $11,088 $11,813 $11,746 $10,407 $10,280 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $10,090 $11,103 $11,834 $11,805 $10,466 $10,344 Bloomberg U.S. Aggregate Bond Index $10,000 $10,091 $11,117 $11,837 $11,827 $10,465 $10,340 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Sustainability Bond Index Fund 7.06% -0.15% 1.56% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% -0.01% 1.69% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.69% A From June 19, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 458,215,582
Holdings Count | shares	2,505
Advisory Fees Paid, Amount	$ 379,383
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$458,215,582
Number of Holdings	2,505
Total Advisory Fee	$379,383
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.9 AAA 3.6 AA 1.5 A 14.6 BBB 10.9 BB 0.5 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.7 Corporate Bonds 23.7 U.S. Government Agency - Mortgage Securities 25.3 Foreign Government and Government Agency Obligations 5.1 Supranational Obligations 1.4 CMOs and Other Mortgage Related Securities 1.2 U.S. Government Agency Obligations 0.9 Asset-Backed Securities 0.2 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 92.0 Multi-national 1.5 United Kingdom 1.4 Canada 1.1 Japan 0.9 Mexico 0.3 Spain 0.3 Germany 0.3 Panama 0.3 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.1 Fannie Mae Mortgage pass-thru certificates 9.8 US Treasury Bonds 9.6 Freddie Mac Gold Pool 8.1 Ginnie Mae II Pool 4.6 Uniform Mortgage Backed Securities 1.6 Ginnie Mae I Pool 1.2 JPMorgan Chase & Co 0.9 Bank of America Corp 0.8 Freddie Mac Multiclass Mortgage participation certificates 0.7 70.4
Fidelity Series Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Corporate Bond Fund
Class Name	Fidelity® Series Corporate Bond Fund
Trading Symbol	FHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Security selection drove the fund's favorable performance versus the benchmark, while sector positioning modestly detracted overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts (REITs).
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Corporate Bond Fund $10,000 $9,963 $11,296 $12,221 $12,610 $10,698 $10,807 Bloomberg U.S. Credit Bond Index $10,000 $10,005 $11,305 $12,107 $12,381 $10,594 $10,684 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Corporate Bond Fund 10.15% 1.05% 2.92% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.55% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.61% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 598,407,126
Holdings Count | shares	574
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$598,407,126
Number of Holdings	574
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.8 AAA 0.0 AA 0.5 A 17.8 BBB 63.2 BB 6.8 B 0.4 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 88.1 U.S. Treasury Obligations 8.8 Preferred Securities 0.3 Asset-Backed Securities 0.3 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 79.8 United Kingdom 4.1 Ireland 3.0 Canada 3.0 France 2.7 Germany 1.7 Switzerland 1.3 Spain 0.8 Italy 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 8.6 Bank of America Corp 2.4 JPMorgan Chase & Co 1.5 Boeing Co 1.5 Wells Fargo & Co 1.4 Barclays PLC 1.3 UBS Group AG 1.3 Broadcom Inc 1.3 Energy Transfer LP 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.2 21.8
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z
Trading Symbol	FIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,595 $9,559 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 7.84% 1.28% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Conservative Income Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class Z
Trading Symbol	FCNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,156 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.97% 5.95% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.55% 5.51% Bloomberg U.S. Aggregate Bond Index 7.30% 5.81% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,175,559,746
Holdings Count | shares	270
Advisory Fees Paid, Amount	$ 12,538,960
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.0 AAA 14.4 AA 3.5 A 24.8 BBB 17.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.3 U.S. Treasury Obligations 17.0 Asset-Backed Securities 14.4 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 ASSET ALLOCATION (% of Fund's net assets) United States 83.8 Germany 3.5 Canada 3.4 United Kingdom 3.0 Switzerland 1.4 Japan 1.2 Netherlands 1.1 Ireland 0.8 France 0.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 11.1 US Treasury Notes 5.9 Royal Bank of Canada 1.5 Toronto-Dominion Bank/NY 1.1 General Motors Financial Co Inc 1.1 HSBC USA Inc 1.1 Volkswagen Group of America Finance LLC 1.1 Barclays PLC 1.1 Athene Global Funding 1.0 Bank of Montreal 1.0 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity® Sustainable Core Plus Bond Fund
Trading Symbol	FIAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainable Core Plus Bond Fund $10,000 $9,592 $9,547 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Core Plus Bond Fund 7.63% 1.15% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Low Duration Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Low Duration Income Fund
Class Name	Fidelity® SAI Sustainable Low Duration Income Fund
Trading Symbol	FAPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Income Fund	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, essentially unchanged from a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 36% to roughly 30% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 5% to roughly 8% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable Low Duration Income Fund $10,000 $10,009 $10,431 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,990 $10,301 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Low Duration Income Fund 5.89% 4.25% Bloomberg US Treasury Bill: 6-9 Months Index 5.37% 3.49% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,341,180
Holdings Count | shares	316
Advisory Fees Paid, Amount	$ 35,389
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$30,341,180
Number of Holdings	316
Total Advisory Fee	$35,389
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 7.9 AA 0.8 A 24.9 BBB 33.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.7 U.S. Treasury Obligations 29.7 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) United States 93.2 Canada 5.2 China 0.8 Netherlands 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 29.7 JPMorgan Chase & Co 2.1 Morgan Stanley 2.0 Goldman Sachs Group Inc/The 1.8 General Motors Financial Co Inc 1.7 Bank of America Corp 1.7 Wells Fargo & Co 1.7 Hyundai Capital America 1.7 Citigroup Inc 1.7 Equitable Financial Life Global Funding 1.6 45.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

The fund reduced its contractual expense cap during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

The fund reduced its contractual expense cap during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class M
Trading Symbol	FIAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,202 $9,139 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,703 $9,590 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) 3.09% -0.78% Class M (without 4.00% sales charge) 7.39% 0.93% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 7.26% 1.19% Bloomberg U.S. Aggregate Bond Index 7.30% 1.16% A From April 13, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 39,262,600
Holdings Count | shares	597
Advisory Fees Paid, Amount	$ 121,381
Investment Company Portfolio Turnover	334.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.2 AAA 6.4 AA 1.0 A 11.6 BBB 16.3 BB 2.7 B 2.8 CCC,CC,C 1.5 Not Rated 2.1 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 35.2 U.S. Government Agency - Mortgage Securities 21.5 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 0.9 Preferred Securities 0.4 Bank Loan Obligations 0.2 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.3 Grand Cayman (UK Overseas Ter) 5.1 United Kingdom 1.5 Bailiwick Of Jersey 1.3 Canada 1.2 Netherlands 0.8 Germany 0.7 Multi-national 0.6 Italy 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 25.0 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 10.1 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 3.2 Freddie Mac Gold Pool 2.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.5 Bank of America Corp 1.4 Morgan Stanley 1.0 Citigroup Inc 0.9 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity® Conservative Income Bond Fund
Trading Symbol	FCNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Conservative Income Bond Fund $10,000 $10,026 $10,120 $10,249 $10,440 $10,711 $10,912 $10,933 $10,937 $11,467 $12,133 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,008 $10,047 $10,114 $10,264 $10,522 $10,680 $10,689 $10,719 $11,178 $11,798 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Conservative Income Bond Fund 5.81% 2.52% 1.95% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.55% 2.32% 1.67% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,175,559,746
Holdings Count | shares	270
Advisory Fees Paid, Amount	$ 12,538,960
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.0 AAA 14.4 AA 3.5 A 24.8 BBB 17.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.3 U.S. Treasury Obligations 17.0 Asset-Backed Securities 14.4 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 ASSET ALLOCATION (% of Fund's net assets) United States 83.8 Germany 3.5 Canada 3.4 United Kingdom 3.0 Switzerland 1.4 Japan 1.2 Netherlands 1.1 Ireland 0.8 France 0.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 11.1 US Treasury Notes 5.9 Royal Bank of Canada 1.5 Toronto-Dominion Bank/NY 1.1 General Motors Financial Co Inc 1.1 HSBC USA Inc 1.1 Volkswagen Group of America Finance LLC 1.1 Barclays PLC 1.1 Athene Global Funding 1.0 Bank of Montreal 1.0 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Investment Grade Securitized Fund
Class Name	Fidelity® SAI Investment Grade Securitized Fund
Trading Symbol	FSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•Larger-than-benchmark exposure to non-agency asset-backed securities contributed for the 12 months.
•In contrast, an overweight in lower-coupon (2% and below) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 17, 2023 through August 31, 2024. Initial investment of $10,000. Fidelity® SAI Investment Grade Securitized Fund $10,000 $9,858 Bloomberg U.S. Securitized Index $10,000 $9,861 Bloomberg U.S. Aggregate Bond Index $10,000 $9,877 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Investment Grade Securitized Fund 7.85% 4.85% Bloomberg U.S. Securitized Index 7.55% 4.66% Bloomberg U.S. Aggregate Bond Index 7.30% 4.59% A From May 17, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,571,421,152
Holdings Count | shares	1,711
Advisory Fees Paid, Amount	$ 3,708,213
Investment Company Portfolio Turnover	848.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,571,421,152
Number of Holdings	1,711
Total Advisory Fee	$3,708,213
Portfolio Turnover	848%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.6 AAA 15.6 AA 0.5 A 0.0 CCC,CC,C 0.0 Not Rated 16.4 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (33.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.3 CMOs and Other Mortgage Related Securities 27.0 U.S. Treasury Obligations 6.3 Asset-Backed Securities 5.1 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (33.1)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 32.4 Ginnie Mae II Pool 26.3 Uniform Mortgage Backed Securities 16.3 Freddie Mac Gold Pool 15.3 Freddie Mac Multiclass Mortgage participation certificates 8.4 Fannie Mae Guaranteed REMICS 4.5 US Treasury Notes 3.6 Ginnie Mae I Pool 2.9 US Treasury Bonds 2.7 Freddie Mac Non Gold Pool 1.1 113.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Conservative Income Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class I
Trading Symbol	FCNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,155 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.91% 5.90% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.55% 5.51% Bloomberg U.S. Aggregate Bond Index 7.30% 5.81% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,175,559,746
Holdings Count | shares	270
Advisory Fees Paid, Amount	$ 12,538,960
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.0 AAA 14.4 AA 3.5 A 24.8 BBB 17.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.3 U.S. Treasury Obligations 17.0 Asset-Backed Securities 14.4 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 ASSET ALLOCATION (% of Fund's net assets) United States 83.8 Germany 3.5 Canada 3.4 United Kingdom 3.0 Switzerland 1.4 Japan 1.2 Netherlands 1.1 Ireland 0.8 France 0.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 11.1 US Treasury Notes 5.9 Royal Bank of Canada 1.5 Toronto-Dominion Bank/NY 1.1 General Motors Financial Co Inc 1.1 HSBC USA Inc 1.1 Volkswagen Group of America Finance LLC 1.1 Barclays PLC 1.1 Athene Global Funding 1.0 Bank of Montreal 1.0 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Conservative Income Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class A
Trading Symbol	FCNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,998 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,143 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 4.12% 4.45% Class A (without 1.50% sales charge) 5.70% 5.70% Bloomberg U.S. 3-6 Month Treasury Bill Index 5.55% 5.51% Bloomberg U.S. Aggregate Bond Index 7.30% 5.81% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,175,559,746
Holdings Count | shares	270
Advisory Fees Paid, Amount	$ 12,538,960
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.0 AAA 14.4 AA 3.5 A 24.8 BBB 17.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.3 U.S. Treasury Obligations 17.0 Asset-Backed Securities 14.4 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 23.1 ASSET ALLOCATION (% of Fund's net assets) United States 83.8 Germany 3.5 Canada 3.4 United Kingdom 3.0 Switzerland 1.4 Japan 1.2 Netherlands 1.1 Ireland 0.8 France 0.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 11.1 US Treasury Notes 5.9 Royal Bank of Canada 1.5 Toronto-Dominion Bank/NY 1.1 General Motors Financial Co Inc 1.1 HSBC USA Inc 1.1 Volkswagen Group of America Finance LLC 1.1 Barclays PLC 1.1 Athene Global Funding 1.0 Bank of Montreal 1.0 26.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec